UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $384,727 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L GROUP           COM              26874107     18831   264177 SH       SOLE                        0        0   264177
AMGEN                          COM              31162100     15418   282541 SH       SOLE                        0        0   282541
BERKSHIRE HATHAWAY A           CL A             84670108       356        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY B           CL B             84670207     15558     5265 SH       SOLE                        0        0     5265
CANADIAN NATL RY CO            COM              136375102    21793   499948 SH       SOLE                        0        0   499948
CARDINAL HEALTH INC            COM              14149Y108    18059   257802 SH       SOLE                        0        0   257802
COMPUTER SCIENCES CORP         COM              205363104    18389   396065 SH       SOLE                        0        0   396065
CP HOLDRS                      DEP RCPTS  CP    12616K106      294     4925 SH       SOLE                        0        0     4925
ENCANA CORP                    COM              292505104    17455   404419 SH       SOLE                        0        0   404419
FEDERAL NATL MTG ASSN          COM              313586109    19378   271547 SH       SOLE                        0        0   271547
FIRST DATA CORP                COM              319963104    19095   428901 SH       SOLE                        0        0   428901
GENERAL DYNAMICS CORP          COM              369550108    10263   103352 SH       SOLE                        0        0   103352
HONDA MOTOR LTD                AMERN SHS        438128308    17338   712892 SH       SOLE                        0        0   712892
JOHNSON & JOHNSON              COM              478160104    16399   294415 SH       SOLE                        0        0   294415
LIBERTY MEDIA CORP NEW         COM SER A        530718105    12641  1406129 SH       SOLE                        0        0  1406129
LIBERTY MEDIA INTL INC         COM SER A        530719103     2605    70221 SH       SOLE                        0        0    70221
LIZ CLAIBORNE INC              COM              539320101    16307   453213 SH       SOLE                        0        0   453213
MASCO CORP                     COM              574599106    10546   338245 SH       SOLE                        0        0   338245
NABORS INDUSTRIES LTD          COM              629568106    17605   389319 SH       SOLE                        0        0   389319
NUVEEN CALIF MUN VALUE FD      COM              67062C107     1050   117830 SH       SOLE                        0        0   117830
PFIZER INC                     COM              717081103    16810   490359 SH       SOLE                        0        0   490359
RYLAND GROUP INC               COM              783764103    22601   289016 SH       SOLE                        0        0   289016
TORCHMARK CORP                 COM              891027104    16383   304518 SH       SOLE                        0        0   304518
VIACOM INC                     CL B             925524308    15446   432415 SH       SOLE                        0        0   432415
WAL MART STORES INC            COM              931142103    13872   262929 SH       SOLE                        0        0   262929
WASHINGTON MUT INC             COM              939322103    15685   405928 SH       SOLE                        0        0   405928
WENDYS INTL INC                COM              950590109    14550   417620 SH       SOLE                        0        0   417620